Share Capital - Narrative (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) class_series $ / shares shares	Aug. 29, 2023 shares
Disclosure of classes of share capital [line items]
Aggregate liquidation entitlement amount | $	$ 200,000,000
Number of shares authorised for purchase and cancellation (in shares) | shares		17.0
Common shares purchased for cancellation (in shares) | shares	2.8
Purchase and cancellation of treasury shares (cad per share) | $ / shares	$ 66.61
Cancellation of treasury shares | $	$ 186,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of class series | class_series	14
Number of class series outstanding | class_series	8